Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Occidental Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7) (millions)	CROCE(8) (non-GAAP)
2025	$18,055,969	$11,322,463	$6,115,905	$3,787,109	$252	$268	$2,369	19%
2024	$18,535,061	$4,282,967	$5,818,111	$1,693,988	$296	$234	$3,078	21%
2023	$17,735,019	$15,008,117	$5,744,126	$5,182,784	$353	$235	$4,696	23%
2022	$14,969,510	$59,216,041	$5,953,206	$15,766,136	$367	$236	$13,304	36%
2021	$11,068,539	$25,210,335	$4,898,834	$7,786,898	$168	$147	$2,322	22%

Company Selected Measure Name	CROCE
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO, Vicki Hollub, during each year.The dollar amounts reported represent the average of the amounts reported for Occidental’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Mathew, Mr. Jackson, Mr. Dillon, and Mr. Simmons; (ii) for 2024, Mr. Mathew, Mr. Dillon, Mr. Jackson, and Robert L. Peterson; (iii)
for 2023, Mr. Mathew, Mr. Dillon, Mr. Jackson, Mr. Peterson, and Mr. Simmons; (iv) for 2022, Mr. Peterson, Peter J. Bennett, Mr. Dillon, Mr. Jackson, and
Marcia E. Backus; and (v) for 2021, Mr. Peterson, Ms. Backus, Mr. Dillon, and Mr. Jackson.

Peer Group Issuers, Footnote	Amounts reported in this column assume that dividends were reinvested on the day of issuance. The peer group used for this purpose is the performance peer group as described in “Compensation Discussion and Analysis—Participants in the Executive Compensation Decision-Making Process—Role of Peer Company
Information” on page 39 exclusive of the S&P 500 Index.

PEO Total Compensation Amount	$ 18,055,969	$ 18,535,061	$ 17,735,019	$ 14,969,510	$ 11,068,539
PEO Actually Paid Compensation Amount	$ 11,322,463	4,282,967	15,008,117	59,216,041	25,210,335
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the CEO, computed in accordance with SEC rules, for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. The 2024 CAP amount previously disclosed in our 2025 proxy statement inadvertently omitted 2022 CROCE and TSR awards that vested during the 2024 compensation year but were not settled until 2025. We have adjusted the CAP amount for the 2024 compensation year in this column to reflect CAP inclusive of those awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CEO’s compensation actually paid in 2025 and 2024:

Year	Reported Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP
2025	$18,055,969	$12,298,207	$5,564,701	$11,322,463
2024	$18,535,061	$12,640,152	$(1,611,942)	$4,282,967
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary
Compensation Table on page 49.
(b)The equity award adjustments for the applicable year were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2025	$8,819,243	$(2,755,369)	$(1,014,435)	$—	$515,262	$5,564,701
2024	$8,535,373	$(6,858,532)	$(3,688,096)	$—	$399,313	$(1,611,942)

Non-PEO NEO Average Total Compensation Amount	$ 6,115,905	5,818,111	5,744,126	5,953,206	4,898,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,787,109	1,693,988	5,182,784	15,766,136	7,786,898
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of CAP to the other NEOs, computed in accordance with SEC rules, for each year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. The 2024 average CAP amount previously disclosed in our 2025 proxy statement inadvertently omitted 2022 CROCE and TSR awards that vested during the 2024 compensation year but were not settled until 2025. We have adjusted the average CAP amount for the 2024 compensation year in this column to reflect average CAP inclusive of those awards. In accordance with SEC rules, the following adjustments were made to the average total compensation, as applicable, to determine the compensation actually paid in
2025 and 2024:

Year	Average Reported Summary Compensation Table Total	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average CAP
2025	$6,115,905	$3,863,794	$1,534,998	$3,787,109
2024	$5,818,111	$3,642,188	$(481,936)	$1,693,988
(a)The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table on page 49.
(b)The equity award adjustments were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$2,501,864	$(796,223)	$—	$(316,626)	$—	$145,938	$1,534,998
2024	$2,459,416	$(1,967,904)	$—	$(1,112,307)	$—	$138,859	$(481,936)
	(5)
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and CROCE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR
Tabular List, Table	Cash Return on Capital Employed (CROCE) (Company-Selected Measure) ►Relative Total Shareholder Return (TSR) ►Total Spend per Barrel ►Free Cash Flow before Working Capital
Total Shareholder Return Amount	$ 252	296	353	367	168
Peer Group Total Shareholder Return Amount	268	234	235	236	147
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,369,000,000	$ 3,078,000,000	$ 4,696,000,000	$ 13,304,000,000	$ 2,322,000,000
Company Selected Measure Amount	0.19	0.21	0.23	0.36	0.22
PEO Name	Vicki Hollub
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the 1-, 2-, 3-, 4- and 5-year periods beginning December 31, 2020 and running through each fiscal year end, assuming dividend reinvestment, and the difference between Occidental’s share price at the end and the beginning of the applicable measurement period by Occidental’s share price on December 31, 2020.
	The dollar amounts reported represent the amount of net income reflected in Occidental’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Cash Return on Capital Employed (CROCE)
Non-GAAP Measure Description	CROCE is defined by Occidental as cash flows from operating activities before changes in working capital plus any distributions from Western Midstream Partners,
LP which are included in cash flows from investing activities divided by average total debt plus stockholders’ equity (average of the beginning and ending totals for the applicable period). Management believes that CROCE is useful to investors when comparing our profitability and the efficiency with which management has employed capital over time relative to other companies. CROCE is not considered to be an alternative to net income reported in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Spend per Barrel
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow before Working Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,298,207)	$ (12,640,152)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,564,701	(1,611,942)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,819,243	8,535,373
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,755,369)	(6,858,532)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,014,435)	(3,688,096)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,262	399,313
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,863,794)	(3,642,188)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,534,998	(481,936)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,501,864	2,459,416
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(796,223)	(1,967,904)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,626)	(1,112,307)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 145,938	$ 138,859